Annual Fund Operating Expenses	Apr. 06, 2026
Simplify Tax Aware Alternatives ETF | Simplify Tax Aware Alternatives ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.25%
Fee Waiver or Reimbursement	(0.10%)	[2]
Net Expenses (as a percentage of Assets)	0.15%
Simplify Tax Aware Diversified Income Strategy ETF | Simplify Tax Aware Diversified Income Strategy ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Expenses (as a percentage of Assets)	0.25%
Fee Waiver or Reimbursement	(0.10%)	[4]
Net Expenses (as a percentage of Assets)	0.15%

[1]	Other Expenses are estimated for the Fund’s initial fiscal year.
[2]	The Fund’s adviser has contractually agreed, through at least April 5, 2027, to reduce its management fees to 0.15% of the Fund’s average daily net assets. This agreement may be terminated only by the Simplify Exchange Traded Funds’ Board of Trustees.
[3]	Other Expenses are estimated for the Fund’s initial fiscal year.
[4]	The Fund’s adviser has contractually agreed, through at least April 5, 2027, to reduce its management fees to 0.15% of the Fund’s average daily net assets. This agreement may be terminated only by the Simplify Exchange Traded Funds’ Board of Trustees.